Related Party	1 Months Ended	4 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party

Note 3 – RELATED PARTY

As of June 30, 2018, the Company owes $79,511 to related parties. These include cost and fees associated with the startup of the Company. As of June 30, 2018, related parties owe the Company $638,500 for the initial capital contributions that were made. The capital contribution funds were received by the Company in July 2018.

Note 3 – RELATED PARTY

As of September 30, 2018, Uranium Trading Corporation had no outstanding amounts owed from related parties.

As of June 30, 2018, the Company owes $79,511 to related parties. These include costs and fees associated with the startup of the Company. As of June 30, 2018, related parties owe the Company $638,500 for the initial capital contributions that were made.